Risk Management Section - Cover Values Including Guarantees Received - Total ING Bank (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Outstandings	€ 773,636	€ 775,065
Mortgages	647,376	614,734
Eligible Financial Collateral	18,923	20,498
Other CRR/CRD IV eligible	100,024	89,595
Guarantees	116,429	125,395
Non CRR/CRD IV eligible	167,536	167,511
Consumer Lending [member]
Disclosure of country risk exposure [line items]
Outstandings	308,349	304,448
Mortgages	512,709	486,156
Eligible Financial Collateral	3,680	3,494
Other CRR/CRD IV eligible	338	391
Guarantees	25,130	25,846
Non CRR/CRD IV eligible	38,551	34,839
Business Lending [member]
Disclosure of country risk exposure [line items]
Outstandings	320,153	310,395
Mortgages	134,667	128,578
Eligible Financial Collateral	15,185	17,004
Other CRR/CRD IV eligible	99,569	89,204
Guarantees	90,777	98,559
Non CRR/CRD IV eligible	128,985	132,672
Investment and Money Market [member]
Disclosure of country risk exposure [line items]
Outstandings	100,450	110,218
Eligible Financial Collateral	59
Other CRR/CRD IV eligible	117
Guarantees	522	989
Aggregate lending, investment and money market [member]
Disclosure of country risk exposure [line items]
Outstandings	728,951	725,061
Mortgages	647,376	614,734
Eligible Financial Collateral	18,923	20,498
Other CRR/CRD IV eligible	100,024	89,595
Guarantees	116,429	125,395
Non CRR/CRD IV eligible	167,536	167,511
Pre-settlement1 [member]
Disclosure of country risk exposure [line items]
Outstandings	€ 44,685	€ 50,003
No cover [member]
Disclosure of country risk exposure [line items]
Value to Loan	31.90%	31.80%
No cover [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.30%	5.60%
No cover [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	35.30%	33.60%
No cover [member] | Investment and Money Market [member]
Disclosure of country risk exposure [line items]
Value to Loan	99.50%	99.10%
No cover [member] | Aggregate lending, investment and money market [member]
Disclosure of country risk exposure [line items]
Value to Loan	31.90%	31.80%
Partially covered [member]
Disclosure of country risk exposure [line items]
Value to Loan	14.60%	18.10%
Partially covered [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	9.30%	14.30%
Partially covered [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	24.10%	28.10%
Partially covered [member] | Investment and Money Market [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.40%	0.30%
Partially covered [member] | Aggregate lending, investment and money market [member]
Disclosure of country risk exposure [line items]
Value to Loan	14.60%	18.10%
Fully covered [member]
Disclosure of country risk exposure [line items]
Value to Loan	53.60%	50.10%
Fully covered [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	84.40%	80.10%
Fully covered [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	40.60%	38.30%
Fully covered [member] | Investment and Money Market [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.20%	0.60%
Fully covered [member] | Aggregate lending, investment and money market [member]
Disclosure of country risk exposure [line items]
Value to Loan	53.60%	50.10%